SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Property Plant And Equipment Estimated Useful Lives [Table Text Block]
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of AOCI   were as follows:

	Unrealized (Losses) on Available- for-Sale Investments	Unrealized Gains on Cash Flow Hedges	Total

Balance as of January 1, 2015	$(388)	$127	$(261)

Other comprehensive income (loss) before reclassifications	(35)	374	339
Amounts reclassified from AOCI	13	(228)	(215)
Other comprehensive income (loss)	(22)	146	124

Balance as of December 31, 2015	$(410)	$273	$(137)

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year Ended December 31,
	2013	2014	2015

Dividend yield	0%	0%	0%
Expected volatility	58.9%-61.9%	54.8%-59.4%	53.32%-55.86%
Risk-free interest	0.63%-1.78%	1.48%-1.86%	1.14%-1.74%
Expected life	4.72-5.67 years	4.74-5.43 years	4.75-5.43 years
Forfeiture rate	4.0%	4.0%	4.0%

Schedule Of Equity Based Compensation Expenses [Table Text Block]
The total stock-based compensation expenses relating to all of the Company's stock-based awards recognized for the years ended December 31, 2013, 2014 and 2015 were included in items of the consolidated statements of operations as follows:

	Year Ended December 31,
	2013	2014	2015

Cost of revenues	$62	$89	$101
Research and development expenses, net	408	585	429
Selling and marketing expenses	625	1,105	1,061
General and administrative expenses	606	767	782

Total stock-based compensation expenses	$1,701	$2,546	$2,373